Note 8 - Related Party Transactions (Details Textual) - GLG Pharma, LLC. [Member]	Sep. 20, 2016 shares
Stock Expected to be Issued Upon Agreement, Shares	400,000
Stock Expected to be Issued Upon Agreement, Shares, Tranche One	100,000
Stock Expected to be Issued Upon Agreement, Shares, Tranche Two	100,000
Stock Expected to be Issued Upon Agreement, Shares, Tranche Three	100,000
Stock Expected to be Issued Upon Agreement, Shares, Tranche Four	100,000